Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	£ (32,021)	£ (40,533)	£ (30,682)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	61	5	(12)
Other comprehensive income (expense) for the year	61	5	(12)
Total comprehensive loss for the year	(31,960)	(40,528)	(30,694)
Attributable to:
Equity holders of the Company	£ (31,960)	£ (40,528)	£ (30,694)